TAXES ON INCOME (Narrative) (Details) In Millions, unless otherwise specified	12 Months Ended
	Dec. 31, 2013 USD ($)	Dec. 31, 2013 ILS	Dec. 31, 2012 USD ($)	Dec. 31, 2012 ILS	Dec. 31, 2011 USD ($)	Dec. 31, 2011 ILS	Dec. 31, 2013 Approved Enterprise [Member]	Dec. 31, 2013 Applicable on Dividends Paid [Member]
Income Tax [Line Items]
Income tax rate	25.00%	25.00%	25.00%	25.00%	24.00%	24.00%	25.00%	25.00%
Income tax rate for the next year and thereafter	26.50%	26.50%
Tax loss carry forwards	$ 206	722	$ 193	720	$ 189	721